-------------------------------------------------
Delaware Investments
-------------------------------------------------
Premium Fund
-------------------------------------------------
International
-------------------------------------------------
Equity Series
-------------------------------------------------



SEMI-ANNUAL REPORT
-------------------------------------------------

JUNE 30, 1998
















(899)
SA-MEDIE [6/98] 8/98

July 10, 1998

Dear Policy Holder:

European stock markets surged during the first half of 1998, shaking off jitters caused by economic turmoil along the Pacific Rim last winter. Asia sought to remedy its ailing economies but investment capital bled from the Pacific Rim.

   Cumulative Total Return                     Six Months Ended June 30, 1998
International Equity Series                               +12.41%
Morgan Stanley Europe Australia Far East Index            +15.27%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of distributions.

   By focusing on Europe's economic growth prospects, International Equity Series provided a total return of +12.41% for the six months ended June 30, 1998. During the period, we invested in dividend paying stocks in established markets that appeared to be selling below their fair market value.
   Our consistent investment discipline led us to make the United Kingdom the Series' largest country weighting at mid year. Stocks in the U.K. generally offer higher dividend yields than stocks in many developed countries around the world.
   The U.K. has benefited from the Blair administration's move to make Britain's central bank more independent, which appears to have increased investor confidence. This past spring the U.K.'s stock market capitalization surpassed that of Japan, making it the world's second largest market after the U.S.
   Stocks in Germany and France also fared well. The two countries form the nucleus of the European Economic Union and, together account for just over 20% of International Equity Series' net assets. Both Germany and France have benefited from reforms necessary for the introduction of a common currency - the Euro - in 1999.
   Markets along the Mediterranean performed exceptionally well for the six months ended June 30. However, concerns about local inflation and individual stock values led us to avoid certain markets in this region, notably Italy and Portugal.
   Asian stock markets languished for much of the period and International Equity Series underweighted this region. We held several export-oriented Japanese companies and some of these contributed to the Series' total return during the first half of 1998.
   We plan to continue to underweight most Asian countries for the remainder of the year. However, we will pay close attention to the Japanese stock market to be alert for any value-oriented opportunities that develop.
   International investing requires a keen awareness of regional politics, economics and management practices. With our thorough understanding of overseas markets, International Equity Series offers a disciplined approach to prudent global investing.

Sincerely,


/s/ Wayne A. Stork                 /s/ Jeffery J.Nick
----------------------             -----------------------------
Wayne A. Stork                     Jeffrey J. Nick
Chairman                           President and Chief Executive

Delaware Group Premium Fund, Inc.-International Equity Series
Statement of Net Assets
June 30, 1998 (Unaudited)

                                                         Number       Market
                                                       of Shares      Value
                                                                     (U.S.$)
   COMMON STOCK - 94.78%
   Australia - 10.86%
  +Amcor                                                1,415,000  $6,183,003
   CSR                                                  1,904,966   5,486,517
   FOSTER'S BREWING GROUP                               2,827,051   6,639,584
  +National Australia Bank                                393,757   5,183,600
   Orica                                                  378,600   2,234,640
                                                                   ----------
                                                                   25,727,344
                                                                   ----------
   Belgium - 3.25%
   ELECTRABEL S.A.                                         27,200   7,695,774
                                                                   ----------
                                                                    7,695,774
                                                                   ----------
   France - 9.77%
   Alcatel Alsthom                                         38,015   7,721,045
   Compagnie de Saint Gobain                               25,299   4,679,203
   Elf Aquitaine                                           36,583   5,130,517
   Societe Generale                                        27,108   5,622,062
                                                                   ----------
                                                                   23,152,827
                                                                   ----------
   Germany - 11.51%
   BAYER                                                  134,600   6,931,007
   Bayerische Vereinsbank                                  60,900   5,170,437
   Continental                                            117,200   3,643,053
   RHEINISCH WESTFAELISCHES
   Elektric                                               121,000   7,160,951
   Siemens                                                 72,050   4,375,603
                                                                   ----------
                                                                   27,281,051
                                                                   ----------
   Hong Kong - 1.85%
   Hong Kong Electric                                     810,000   2,509,359
   Wharf Holdings                                       1,900,000   1,876,210
                                                                   ----------
                                                                    4,385,569
                                                                   ----------
   Japan - 13.64%
   Amano                                                  185,000   1,620,894
   Eisai                                                  287,000   3,898,726
   Hitachi                                                888,000   5,776,179
  +Kinki Coca-Cola Bottling                               191,000   2,306,331
   Koito Manufacturing                                    596,000   2,934,377
   MATSUSHITA ELECTRIC INDUSTRIAL                         435,000   6,972,254
   Nichido Fire & Marine                                  783,000   4,080,175
   West Japan Railway                                       1,309   4,732,457
                                                                   ----------
                                                                   32,321,393
                                                                   ----------
   Malaysia - 0.47%
   Oriental Holdings Berhad                               510,720     854,243
   Sime Darby Berhad                                      380,000     263,451
                                                                   ----------
                                                                    1,117,694
                                                                   ----------

                                                           Number    Market
                                                         of Shares    Value
                                                                     (U.S.$)
   Netherlands - 5.72%
   Elsevier                                               199,500   $3,004,857
   Koninklijke Van Ommeren                                 60,100    2,518,111
   Royal Dutch Petroleum                                   63,000    3,486,520
   Unilever                                                57,440    4,548,419
                                                                   -----------
                                                                    13,557,907
                                                                   -----------
   New Zealand - 2.28%
   Carter Holt Harvey Limited                           1,187,800    1,033,372
  *Telecom Corporation of
   New Zealand                                            209,409      446,783
   Telecom Corporation of
   New Zealand                                            954,784    3,925,813
                                                                   -----------
                                                                     5,405,968
                                                                   -----------
   Singapore - 0.38%
   Jardine Matheson Holdings                              336,622      908,879
                                                                   -----------
                                                                       908,879
                                                                   -----------
   Spain - 6.96%
  +Banco Central Hispanoamericano                         203,749    6,398,684
  +Iberdrola S.A.                                         197,800    3,209,032
  +TELEFONICA DE ESPANA                                   148,909    6,878,846
                                                                   -----------
                                                                    16,486,562
                                                                   -----------
   United Kingdom - 28.09%
   BASS                                                   366,964    6,855,480
   BG                                                     617,647    3,574,916
   Blue Circle Industry                                   688,236    3,868,685
   BOOTS                                                  433,200    7,204,099
   British Airways                                        529,472    5,700,790
   CABLE & WIRELESS                                       556,000    6,765,441
   Centrica                                               700,000    1,185,114
   GKN                                                    504,000    6,380,700
   Glaxo Wellcome                                         214,470    6,453,557
   Great Universal Stores                                 323,000    4,258,929
   Rio Tinto                                              412,100    4,643,271
   Taylor Woodrow                                       1,365,000    4,576,408
   Unigate                                                458,000    5,072,588
                                                                   -----------
                                                                    66,539,978
                                                                   -----------
   Total Common Stock
   (cost $180,746,258)                                             224,580,946
                                                                   -----------



---------
   Top 10 stock holdings, representing 29.9% of net assets, are printed in bold face.

International Equity Series
Statement of Net Assets (Continued)


                                                         Number         Market
                                                        of Shares        Value
                                                                        (U.S.$)
   WARRANTS - 0.01%
   Indonesia
  *PT Bank Dagang Nasional                                567,750          $269
                                                                   ------------
   Total Warrants (cost $0)                                                 269
                                                                   ------------
                                                        Principal
                                                          Amount
   REPURCHASE AGREEMENTS - 4.90%
   With Chase Manhattan 5.85% 7/01/98
   (dated 6/30/98, collateralized by
   $4,345,000 U.S. Treasury Notes
   5.375% due 6/30/03, market value
   $4,324,788) ................................        $4,239,000     4,239,000

   REPURCHASE AGREEMENTS (Continued)
   With J.P. Morgan Securities 5.75% 7/01/98
  (dated 6/30/98, collateralized by
   $135,000 U.S. Treasury Notes 5.50%
   due 3/31/03, market value $137,030 and
   $3,454,000 U.S. Treasury Notes 6.25%
   due 2/15/03, market $3,629,301) .............       $3,685,000    $3,685,000
   With PaineWebber 5.75% 7/01/98
   (dated 6/30/98, collateralized by
   $1,237,000 U.S. Treasury Notes 5.875%
   due 1/31/99, market value $1,270,094
   and $2,424,000 U.S. Treasury Notes
   6.00% due 8/15/99, market value
   $2,490,096) .................................        3,685,000    3,685,000
                                                                   -----------
Total Repurchase Agreements
   (cost $11,609,000) ..........................                    11,609,000
                                                                   -----------


Total Market Value of Securities - 99.69% (cost $192,355,258)..... $236,190,215

Receivables And Other Assets Net of Liabilities - 0.31% .........       728,434
                                                                   ------------
NET ASSETS APPLICABLE TO 14,085,200 Shares ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $16.82 PER SHARE - 100.00%............ $236,918,649
                                                                   ============
Components oF Net Assets at June 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares
 authorized to the Fund with 50,000,000 shares allocated to
 the Series .....................................................  $191,814,511
Undistributed net investment income** ...........................     2,854,072
Accumulated net realized loss on investments ....................    (1,561,759)
Net unrealized appreciation of investments ......................    43,811,825
                                                                   ------------
Total net assets ................................................  $236,918,649
                                                                   ============
----------
 *Non-income producing security.
**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 +Security is partially or fully on loan.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Operations
Six Months Ended 6/30/98 (Unaudited)

                                                      International
                                                         Equity
                                                         Series
                                                      -------------
Investment Income:
Dividends ........................................     $3,822,537
Interest .........................................        395,753
Foreign tax withheld .............................       (309,356)
                                                      -----------
                                                        3,908,934
                                                      -----------

Expenses:
Management fees ..................................        831,739
Accounting and administration ....................         57,249
Custodian fees ...................................         46,290
Professional fees ................................         14,980
Reports and statements to shareholders ...........         10,200
Registration fees ................................          5,800
Taxes (other than taxes on income) ...............          3,688
Dividend disbursing and transfer
   agent fees and expenses .......................          3,553
Directors' fees ..................................          1,824
Other ............................................          2,306
                                                      -----------
                                                          977,629
Less expenses absorbed by Delaware
   International Advisers Ltd. ...................        (28,730)
                                                      -----------
Total Expenses ...................................        948,899
                                                      -----------
Net Investment Income                                   2,960,035
                                                      -----------
Net Realized and Unrealized
   GAIN on Investments and
   Foreign Currencies:
Net realized loss on:
   Investment transactions .......................        (44,005)
   Foreign currencies ............................        (59,400)
                                                      -----------
Net realized loss ................................       (103,405)
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies .........     22,239,285
                                                      -----------
Net Realized and Unrealized
   Gain on Investments and
   Foreign Currencies ............................     22,135,880
                                                      -----------
Net increase in net assets resulting
   from operations ...............................    $25,095,915
                                                      ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statement of Changes in Net Assets

                                                     Six Months
                                                   Ended 6/30/98        Year Ended
                                                   International         12/31/97
                                                      Equity          International
                                                       Series             Equity
                                                     (Unaudited)          Series
                                                   --------------      -------------
Increase In Net Assets
   From Operations:
Net investment income                                  $2,960,035      $3,977,084
Net realized gain (loss) on investments
   and foreign currencies                                (103,405)      2,577,473
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies               22,239,285       1,459,920
                                                     ------------    ------------
Net increase in net assets
   resulting from operations                           25,095,915       8,014,477
                                                     ------------    ------------

Distributions to Shareholders From:
Net investment income                                  (7,202,615)     (4,927,079)
Net realized gain on investment transactions                   --              --
                                                     ------------    ------------
                                                       (7,202,615)     (4,927,079)
                                                     ------------    ------------

Capital Share Transactions:
Proceeds from shares sold                              25,786,771      70,066,962
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions             7,202,615       4,927,079
                                                     ------------    ------------
                                                       32,989,386      74,994,041
Cost of shares repurchased                            (12,827,298)    (10,645,895)
                                                     ------------    ------------
Increase in net assets derived
   from capital share transactions                     20,162,088      64,348,146
                                                     ------------    ------------

Net Increase In Net Assets                             38,055,388      67,435,544
                                                     ------------    ------------

Net Assets:
Beginning of period                                   198,863,261     131,427,717
                                                     ------------    ------------
End of period                                        $236,918,649    $198,863,261
                                                     ============    ============

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        International Equity Series
                                                        ------------------------------------------------------------------
                                                          Six Months
                                                            Ended          Year Ended December 31,
                                                           6/30/98(1)  1997        1996       1995        1994        1993
                                                         (Unaudited)
Net asset value, beginning of period ................     $15.520     $15.110    $13.120     $11.840     $11.620    $10.030

Income from investment operations:
   Net investment income(2) .........................       0.199       0.359      0.557       0.419       0.220      0.052
   Net realized and unrealized gain
   on investments and foreign currencies ............       1.666       0.596      1.966       1.191       0.080     1.548
                                                         --------   ---------   --------    --------     -------    -------
   Total from investment operations .................       1.865       0.955      2.523       1.610       0.300      1.600
                                                         --------   ---------   --------    --------     -------    -------

Less dividends and distributions:
   Dividends from net investment income .............      (0.565)     (0.545)    (0.420)     (0.240)     (0.070)    (0.010)
   Distributions from net realized gain
   on investment transactions .......................        none        none     (0.113)     (0.090)     (0.010)      none
                                                         --------   ---------   --------    --------     -------    -------
   Total dividends and distributions ................      (0.565)     (0.545)    (0.533)     (0.330)     (0.080)    (0.010)
                                                         --------   ---------   --------    --------     -------    -------

Net asset value, end of period ......................     $16.820     $15.520    $15.110     $13.120     $11.840    $11.620
                                                         =========   =========   =======    ========     =======    =======
Total return ........................................      12.41%       6.60%     20.03%      13.98%       2.57%     15.97%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..........    $236,919    $198,863   $131,428     $81,548     $57,649    $16,664
   Ratio of expenses to average net assets ..........       0.86%       0.85%      0.80%       0.80%       0.80%      0.80%
   Ratio of expenses to average net
   assets prior to expense limitation ...............       0.89%       0.90%      0.91%       0.89%       1.01%      1.85%
   Ratio of net investment income to
   average net assets ...............................       2.69%       2.28%      4.71%       3.69%       2.63%      1.85%
   Ratio of net investment income to
   average net assets prior to expense limitation ...       2.66%       2.23%      4.60%       3.60%       2.42%      0.80%
   Portfolio turnover ...............................          4%          7%         8%         19%         13%         9%
   Average commission rate paid(3) ..................     $0.0175     $0.0150    $0.0100         N/A         N/A        N/A

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the periods ended June 30, 1998 and December 31, 1997 was based on the average shares outstanding method.
(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Notes to Financial Statements
June 30, 1998 (Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 series: the Trend Series, the DelCap Series, the Small Cap Value Series (formerly the Value Series), the Social Awareness Series (formerly the Quantum Series), the Devon Series, the Decatur Total Return Series, the REIT Series, the Delaware Series, the Convertible Securities Series, the Emerging Markets Series, the International Equity Series, the Global Bond Series, the Delchester Series, the Strategic Income Series, the Capital Reserves Series, and the Cash Reserve Series. These financial statements and the related notes pertain to the International Equity Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income
(loss) for federal income tax purposes.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The International Equity Series will make payments from net income and net realized gain on investment transactions, if any, once a year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Series' average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the investment manager of the International Equity Series an annual fee which is calculated at the rate of 0.75% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DIAL has elected to waive their fees and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.95% of average daily net assets of the Series through October 31, 1998. Total expenses absorbed by DIAL for the period ended June 30, 1998 were $28,730.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to serve as dividend disbursing agent, transfer agent and accounting services agent for each Series.

The amounts expensed for the Series were as follows:

                                            Dividend disbursing,
                                            transfer agent fees    Accounting
                                            and other expenses        fees
                                            ------------------     -----------
International Equity Series                       $3,553             $47,027

On June 30, 1998, the Series had payables to affiliates as follows:

                                                                                           Other
                                          Investment         Dividend disbursing,         expenses
                                          Management         transfer agent fees,          payable
                                        fee payable to    accounting fees, and other       to DMC
                                             DIAL          expenses payable to DSC      and affiliates
                                        --------------    --------------------------   ----------------
International Equity Series                 $680,203               $7,500                   $4,043

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1998, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                              Purchases             Sales
                                             -----------           --------
International Equity Series                  $20,322,373         $4,302,626

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                                                     Aggregate     Aggregate
                                       Cost of      unrealized    unrealized    Net unrealized
                                    Investments   appreciation  depreciation     appreciation
                                   ------------- -------------- -------------  ---------------
International Equity Series        $192,355,258   $61,361,032  ($17,526,075)      $43,834,957

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1997 as follows:

                                               Year of               Year of
                                              Expiration            Expiration
                                                 2004                  2005
                                              -----------           -----------
International Equity Series                    $522,833              $971,541

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                   Shares issued upon
                                                                 reinvestment of dividends
                                                                    from net investment              Shares               Net
                                              Shares sold                 income                   repurchased          increase
                                              -----------      -----------------------------      -------------       -----------
Period ended June 30, 1998:
International Equity Series                   1,575,397                  474,168                  (780,259)           1,269,306
Year ended December 31, 1997:
International Equity Series                   4,451,284                  342,396                   (674,626)          4,119,054


5. Foreign Exchange Contracts
A Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

6. Credit and Market Risk
Some countries in which the International Equity Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. Securities Lending
Securities on loan are required at all times to be secured by collateral at least equal to 102% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral received at June 30, 1998 for the Series was as follows:

                                      Market Value of
                                    Securities on Loan             Collateral
                                   --------------------           ------------
International Equity Series            $21,751,673                $27,099,982

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